SHORT TERM AND LONG TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) - Debt Instrument [Line Items] $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument Line Items
2018	$ 6,102
2019	29,714
2020	694
Total principal payments	36,510
Less: unamortized original issue discount	(842)
Present value of principal payments	35,668
Less: current portion	(5,642)
Long-term debt	$ 30,026